[LOGO OF NEW ENGLAND FINANCIAL]

    -------------------------------------------------------------------------

    ZENITH FUND
    VARIABLE PRODUCTS




                                                        SEMIANNUAL REPORTS
                                                        JUNE 30, 2000

                               TABLE OF CONTENTS

                            NEW ENGLAND ZENITH FUND

Back Bay Advisors Money Market Series.......................................   1

Back Bay Advisors Bond Income Series........................................   7

Salomon Brothers Strategic Bond Opportunities Series........................  14

Salomon Brothers U.S. Government Series.....................................  25

Back Bay Advisors Managed Series............................................  31

Balanced Series.............................................................  41

Alger Equity Growth Series..................................................  52

Capital Growth Series.......................................................  59

Davis Venture Value Series..................................................  64

Harris Oakmark Mid Cap Value Series.........................................  71

Loomis Sayles Small Cap Series..............................................  76

MFS Investors Series........................................................  84

MFS Research Managers Series................................................  91

Westpeak Growth and Income Series...........................................  98

Westpeak Stock Index Series................................................. 105

Morgan Stanley International Magnum Equity Series........................... 116

Notes to Financial Statements............................................... 127

Footnotes to Portfolio Manager Commentary................................... 134

New England Variable Life Separate Account.................................. 136


                         METROPOLITAN SERIES FUND, INC.

Putnam International Stock Portfolio........................................

Janus Mid Cap Portfolio.....................................................

Russell 2000(R) Index Portfolio.............................................

Putnam Large Cap Growth Portfolio...........................................

Notes to Financial Statements...............................................


          FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS -- INITIAL CLASS

Fidelity VIP High Income Portfolio..........................................

Fidelity VIP II Asset Manager Portfolio.....................................

Fidelity VIP Equity-Income Portfolio........................................

Fidelity VIP Overseas Portfolio.............................................

                                   IMPORTANT:

  Some funds appearing in this report may not be available under your variable life or variable annuity product.

                                                                   August, 2000

TO OUR POLICYHOLDERS/CONTRACT OWNERS:

We are pleased to provide you with the 2000 Semi Annual Report for the Zenith variable life insurance and variable annuity products.* This report includes performance histories, present investments, and financial reports as of June 30, 2000, as well as the outlook and strategy of each fund. The report covers the New England Zenith Fund, the Metropolitan Series Fund, Inc., and initial class shares of the Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund II. It is intended to help you make an informed decision regarding the investment of the contract value of your variable product.

New England Financial and its affiliates offer many variable life and variable annuity products to help you meet your financial objectives. We are committed to meeting your expectations by providing quality products with strong performance potential and excellent personal service.

Please feel free to contact your Registered Representative with any questions you may have regarding your financial objectives. Thank you for choosing a Zenith Variable product.

Sincerely,

/s/ Mary Ann Brown

Mary Ann Brown
President, New England Financial Products & Services

* Variable products are offered through New England Securities Corporation.

New England Financial is the service mark for New England Life Insurance Company, Boston, MA and related companies.

                                                           [LOGO OF RECYCLABLES]
                                           printed on recycled, recyclable paper

The National Association of Securities Dealers Regulation, Inc. (NASDR) has a "Public Disclosure Program" which provides current and historical information on registered representatives and Financial Institutions registered with the NASD. If you would like information pertaining to the "Public Disclosure Program", including an informational brochure that describes the program, you may contact the NASD directly by calling the NASDR, Inc. Public Disclosure Hotline at 800-289-9999 or by visiting the NASDR, Inc.'s website at www.nasdr.com.

If you would like to contact New England Financial concerning any aspect of your variable annuity contract, please call our customer service team at 800-435-4117. Please call 800-388-4000 if you have any questions on our variable life products.

Semi-Annual Reports dated June 30, 2000 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the New England Variable Life Separate Account of New England Life Insurance Company pursuant to Rule 30d-2 of the Investment Company Act of 1940.

Incorporated by reference are all series of New England Zenith Fund, Inc. filed on Form N-30D on September 5, 2000, Accession number 0000927016-00-003228.

Incorporated by reference are the Putnam International Stock Portfolio, Janus Mid Cap Portfolio, Russell 2000 Index Portfolio and the Putnam Large Cap Growth Portfolio of Metropolitan Series Fund, Inc. as included in the Fund N-30D filing filed on August 28, 2000, Accession number 0000950130-00-004697.

Incorporated by reference are the High Income Portfolio, Equity-Income Portfolio and the Overseas Portfolio of the Fidelity Variable Insurance Products Fund as included in the Fund N-30D filing filed on August 24, 2000, Accession No. 0000356494-00-500001.

Incorporated by reference is the Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II as included in the Fund N-30D filing filed on August 24, 2000, Accession No. 0000831016-00-500001.

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Assets and Liabilities

June 30, 2000 (Unaudited)

                                                                      New England Zenith Fund
                  ---------------------------------------------------------------------------
                     Capital        Bond        Money       Stock                   Midcap
                      Growth       Income      Market       Index       Managed      Value
                       Sub-         Sub-        Sub-         Sub-        Sub-        Sub-
                     Account       Account     Account     Account      Account     Account
                  -------------- ----------- ----------- ------------ ----------- -----------
Assets
 Investments in
  New England
  Zenith Fund,
  Metropolitan
  Series Fund,
  Variable
  Insurance
  Products Fund,
  and Variable
  Insurance
  Products Fund
  II at value
  (Note 2)....... $1,123,384,081 $74,610,091 $73,395,395 $200,882,751 $70,800,260 $36,076,125
                  ----------------------------------------------------------

                    Growth                   U.S.
                      and        Small     Govern-                 Equity
                    Income        Cap        ment    Balanced      Growth
                     Sub-         Sub-       Sub-      Sub-         Sub-
                    Account     Account    Account    Account     Account
                  ----------- ------------ -------- ----------- ------------
Assets
 Investments in
  New England
  Zenith Fund,
  Metropolitan
  Series Fund,
  Variable
  Insurance
  Products Fund,
  and Variable
  Insurance
  Products Fund
  II at value
  (Note 2)....... $96,058,930 $135,082,006 $785,442 $16,227,155 $320,845,558

                    Shares        Cost
                  ---------- --------------
 Capital Growth
  Series.........  2,743,173 $1,047,956,367
 Back Bay
  Advisors Bond
  Income Series..    715,547     77,338,222
 Back Bay
  Advisors Money
  Market Series..    733,954     73,395,395
 Westpeak Stock
  Index Series...    873,935    137,693,376
 Back Bay
  Advisors
  Managed Series.    357,523     60,807,147
 Harris Oakmark
  Midcap Value
  Series.........    299,710     40,811,303
 Westpeak Growth
  and Income
  Series.........    500,594     90,685,788
 Loomis Sayles
  Small Cap
  Series.........    620,382     99,469,012
 Salomon Brothers
  U.S. Government
  Series.........     70,254        816,865
 Balanced Series.  1,164,907     18,322,043
 Alger Equity
  Growth Series.. 10,471,461    257,311,005
 Morgan Stanley
  International
  Magnum Equity
  Series.........  1,568,585     18,397,616
 Davis Venture
  Value Series...  7,362,267    159,472,052
 Salomon Brothers
  Bond
  Opportunities
  Series.........     94,658      1,171,580
 MFS Investors
  Series.........    172,654      6,221,497
 MFS Research
  Managers
  Series.........    421,074      9,401,922
 Janus Mid Cap
  Portfolio......    199,317      6,600,080
 Putnam Large Cap
  Growth
  Portfolio......     92,490        889,473
 Russell 2000
  Index
  Portfolio......     74,007        921,558
 Putnam
  International
  Stock
  Portfolio......      3,059         41,958
 VIP Equity-
  Income
  Portfolio......  6,885,378    133,482,013
 VIP Overseas
  Portfolio......  8,331,215    168,389,257
 VIP High Income
  Portfolio......  1,510,606     17,847,780
 VIP II Asset
  Manager
  Portfolio......    869,225     14,189,153
                             --------------
 Total                       $2,441,632,462
                             ==============

 Amount due and
  accrued from
  policy-related
  transactions,
  net...........        (22,204)      12,833      39,134      188,376      23,936      (2,848)      37,758      184,977  (29,778)
 Dividends
  receivable....             --           --     354,822           --          --          --           --           --       --
                 --------------  ----------- ----------- ------------ ----------- -----------  ----------- ------------ --------
  Total Assets..  1,123,361,877   74,622,924  73,789,348  201,071,127  70,824,196  36,073,277   96,096,688  135,266,983  755,664
Liabilities
 Due to New
  England Life
  Insurance
  Company.......     77,966,684    6,783,829   9,227,629   22,037,878   6,382,142   3,434,066    5,771,112   14,734,748   36,752
                 --------------  ----------- ----------- ------------ ----------- -----------  ----------- ------------ --------
  Total
   Liabilities..     77,966,684    6,783,829   9,227,629   22,037,878   6,382,142   3,434,066    5,771,112   14,734,748   36,752
                 --------------  ----------- ----------- ------------ ----------- -----------  ----------- ------------ --------
Net Assets for
 Variable Life
 Insurance
 Policies....... $1,045,395,191  $67,839,095 $64,561,719 $179,033,249 $64,442,054 $32,639,211  $90,325,576 $120,532,235 $718,912
                 ==============  =========== =========== ============ =========== ===========  =========== ============ ========

 Amount due and
  accrued from
  policy-related
  transactions,
  net...........      (5,710)      413,587
 Dividends
  receivable....          --            --
                 ------------ ------------
  Total Assets..  16,221,445   321,259,145
Liabilities
 Due to New
  England Life
  Insurance
  Company.......   1,699,345    39,688,298
                 ------------ ------------
  Total
   Liabilities..   1,699,345    39,688,298
                 ------------ ------------
Net Assets for
 Variable Life
 Insurance
 Policies....... $14,522,100  $281,570,847
                 ============ ============

                       See Notes to Financial Statements

                                                                  Metropolitan Series Fund
----------------------------------------------------------- -------------------------------------
 Interna-
  tional                     Bond                                       Large   Russell  Interna-
  Magnum       Venture      Oppor-                Research               Cap      2000    tional
  Equity        Value      tunities   Investors   Managers   Mid Cap    Growth   Index    Stock
   Sub-          Sub-        Sub-        Sub-       Sub-       Sub-      Sub-     Sub-     Sub-
  Account      Account     Account     Account    Account    Account   Account  Account  Account
-----------  ------------ ----------  ---------- ---------- ---------- -------- -------- --------
$21,740,593  $210,266,359 $1,029,873  $1,781,792 $5,381,326 $7,113,618 $923,975 $948,772 $42,251
      8,879       413,278    (10,239)    120,898     13,874    288,055    1,532    8,986       0
         --            --         --          --         --         --       --       --      --
-----------  ------------ ----------  ---------- ---------- ---------- -------- -------- -------
 21,749,472   210,679,637  1,019,634   1,902,690  5,395,200  7,401,673  925,507  957,758  42,251
  2,401,477    28,048,578     49,600     241,549    497,603    789,385  130,622   65,397       0
-----------  ------------ ----------  ---------- ---------- ---------- -------- -------- -------
  2,401,477    28,048,578     49,600     241,549    497,603    789,385  130,622   65,397       0
-----------  ------------ ----------  ---------- ---------- ---------- -------- -------- -------
$19,347,995  $182,631,059 $  970,034  $1,661,141 $4,897,597 $6,612,288 $794,885 $892,361 $42,251
===========  ============ ==========  ========== ========== ========== ======== ======== =======
              Variable                 Variable
              Insurance                Insurance
              Products                 Products
                Fund                    Fund II
------------------------------------------------  --------------


  Equity-       Over-        High        Asset
   Income        seas       Income      Manager
    Sub-         Sub-        Sub-        Sub-
  Account      Account      Account     Account       Total
------------ ------------ ----------- ----------- --------------
$157,744,016 $195,450,310 $15,166,488 $14,376,986 $2,780,114,150
      58,702      225,113      18,291      24,425      2,011,855
          --           --          --          --        354,822
------------ ------------ ----------- ----------- --------------
 157,802,718  195,675,423  15,184,779  14,401,411  2,782,480,827
  15,604,061   15,642,072   1,574,328   1,575,691    254,382,846
------------ ------------ ----------- ----------- --------------
  15,604,061   15,642,072   1,574,328   1,575,691    254,382,846
------------ ------------ ----------- ----------- --------------
$142,198,657 $180,033,351 $13,610,451 $12,825,720 $2,528,097,981
============ ============ =========== =========== ==============

                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Operations

For the Six Months Ended June 30, 2000 (Unaudited)

                                                                                      New England Zenith Fund
                    -----------------------------------------------------------------------------------------------------
                                                                                                  Growth
                      Capital        Bond        Money       Stock                   Midcap         and         Small
                       Growth       Income       Market      Index      Managed       Value       Income         Cap
                        Sub-         Sub-         Sub-       Sub-         Sub-        Sub-         Sub-         Sub-
                      Account       Account     Account     Account     Account      Account      Account      Account
                    ------------  -----------  ---------- -----------  ----------  -----------  -----------  -----------
 Income
 Dividends........  $         --  $        --  $2,310,839 $        --  $       --  $        --  $        --  $        --
 Expense
 Mortality and
 expense risk
 charge (Note 3)..     3,553,802      246,580     293,885     653,613     221,836      118,952      321,503      425,715
                    ------------  -----------  ---------- -----------  ----------  -----------  -----------  -----------
 Net investment
 income (loss)....    (3,553,802)    (246,580)  2,016,954    (653,613)   (221,836)    (118,952)    (321,503)    (425,715)
 Net Realized and
 Unrealized
 Gain (Loss) on
 Investments
 Net unrealized
 appreciation
 (depreciation)
 on investments:
  Beginning of
  period..........   145,014,283   (4,499,584)         --  63,685,270   9,600,369   (4,330,144)   8,566,144   27,466,967
  End of period...    75,427,714   (2,728,130)         --  63,189,376   9,993,112   (4,735,178)   5,373,141   35,612,993
                    ------------  -----------  ---------- -----------  ----------  -----------  -----------  -----------
 Net change in
 unrealized
 appreciation
 (depreciation)...   (69,586,571)   1,771,453          --    (495,894)    392,743     (405,034)  (3,193,002)   8,146,026
 Net realized
 gain (loss) on
 investments......        45,495       10,789          --    (121,519)    (18,862)     (22,691)       1,897      (14,811)
                    ------------  -----------  ---------- -----------  ----------  -----------  -----------  -----------
 Net realized and
 unrealized gain
 (loss) on
 investments......   (69,541,076)   1,782,242          --    (617,413)    373,881     (427,725)  (3,191,105)   8,131,215
                    ------------  -----------  ---------- -----------  ----------  -----------  -----------  -----------
 Net Increase
 (Decrease) in Net
 Assets Resulting
 from Operations..  $(73,094,878) $ 1,535,662  $2,016,954 $(1,271,026) $  152,045  $  (546,677) $(3,512,608) $ 7,705,500
                    ============  ===========  ========== ===========  ==========  ===========  ===========  ===========
                       U.S.                   Equity                     Venture
                    Government                Growth     International    Value
                       Sub-     Balanced       Sub-      Magnum Equity    Sub-
                     Account   Sub-Account    Account    Sub- Account    Account
                    ---------- ------------ ------------ ------------- ------------
 Income
 Dividends........   $     --  $        --  $        --   $       --   $        --
 Expense
 Mortality and
 expense risk
 charge (Note 3)..      3,810       57,847      948,531       71,123       656,729
                    ---------- ------------ ------------ ------------- ------------
 Net investment
 income (loss)....     (3,810)     (57,847)    (948,531)     (71,123)     (656,729)
 Net Realized and
 Unrealized
 Gain (Loss) on
 Investments
 Net unrealized
 appreciation
 (depreciation)
 on investments:
  Beginning of
  period..........    (56,822)  (1,387,395)  52,277,058    3,645,897    38,403,888
  End of period...    (31,423)  (2,094,887)  63,534,553    3,342,978    50,794,304
                    ---------- ------------ ------------ ------------- ------------
 Net change in
 unrealized
 appreciation
 (depreciation)...     25,399     (707,492)  11,257,494     (302,919)   12,390,417
 Net realized
 gain (loss) on
 investments......         32       77,593      (25,425)      (4,300)      (11,798)
                    ---------- ------------ ------------ ------------- ------------
 Net realized and
 unrealized gain
 (loss) on
 investments......     25,431     (629,899)  11,232,069     (307,219)   12,378,619
                    ---------- ------------ ------------ ------------- ------------
 Net Increase
 (Decrease) in Net
 Assets Resulting
 from Operations..   $ 21,621  $  (687,746) $10,283,538   $ (378,342)  $11,721,890
                    ========== ============ ============ ============= ============

* For the period May 1, 2000 (Commencement of Operations) through June 30,
  2000.
                       See Notes to Financial Statements

       New England Zenith Fund                   Metropolitan Series Fund              Variable Insurance Products Fund
---------------------------------------  ------------------------------------------- ---------------------------------------
                                                    Large   Russell*
    Bond                                            Cap*      2000
Opportunities                Research    Mid-Cap*  Growth    Index    International*   Equity-
    Sub-        Investors    Managers      Sub-     Sub-      Sub-      stock Sub-   Income Sub-     Overseas    High Income
   Account     Sub-Account  Sub-Account  Account   Account  Account      Account       Account     Sub-Account   Sub-Account
-------------  -----------  -----------  --------  -------  --------  -------------- ------------  ------------  -----------
  $      --    $        --  $        --  $     --  $    --  $    --        $ --      $ 13,394,550  $ 16,105,748  $ 1,006,372
      5,031          4,419        9,722     3,770      424      466          --           505,228       517,312       52,081
  ---------    -----------  -----------  --------  -------  -------        ----      ------------  ------------  -----------
     (5,031)        (4,419)      (9,722)   (3,770)    (424)    (466)         --        12,889,322    15,588,436      954,291
   (154,569)        20,670      138,291        --       --       --          --        42,410,113    51,864,228     (919,900)
   (141,707)    (4,439,706)  (4,020,596)  513,538   34,500   27,211         292        24,262,004    27,061,054   (2,681,292)
  ---------    -----------  -----------  --------  -------  -------        ----      ------------  ------------  -----------
     12,864     (4,460,376)  (4,158,887)  513,539   34,501   27,212         293       (18,148,109)  (24,803,173)  (1,761,392)
      6,214           (662)      (2,365)     (399)     (21)      --         (28)         (144,700)      (11,100)      21,015
  ---------    -----------  -----------  --------  -------  -------        ----      ------------  ------------  -----------
     19,078     (4,461,038)  (4,161,252)  513,140   34,480   27,212         265       (18,292,809)  (24,814,273)  (1,740,377)
  ---------    -----------  -----------  --------  -------  -------        ----      ------------  ------------  -----------
  $  14,047    $(4,465,457) $(4,170,974) $509,370  $34,056  $26,746        $265      $ (5,403,487) $ (9,225,837) $  (786,086)
  =========    ===========  ===========  ========  =======  =======        ====      ============  ============  ===========
 Variable
 Insurance
 Products
 Fund II
--------------------------


   Asset
  Manager
Sub-Account     Total
------------ -------------
$ 1,452,323  $ 34,269,832
     45,999     8,718,378
------------ -------------
  1,406,324    25,551,454
  1,757,628   433,502,392
    187,832   338,481,686
------------ -------------
 (1,569,795)  (95,020,702)
     21,546      (194,100)
------------ -------------
 (1,548,249)  (95,214,809)
------------ -------------
$  (141,925) $(69,663,355)
============ =============

                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Operations

For the Six Months Ended June 30, 1999 (Unaudited)

                                                                                                New England Zenith Fund
                         ----------------------------------------------------------------------------------------------------
                                                                                                        Growth
                           Capital        Bond        Money       Stock                    Midcap         and        Small
                            Growth       Income       Market      Index       Managed       Value       Income        Cap
                             Sub-         Sub-         Sub-       Sub-         Sub-         Sub-         Sub-         Sub-
                           Account       Account     Account     Account      Account      Account      Account     Account
                         ------------  -----------  ---------- -----------  -----------  -----------  -----------  ----------
Income
 Dividends.............  $         --  $        --  $2,302,260 $        --  $        --  $        --  $        --  $       --
Expense
 Mortality and expense
  risk charge (Note 3).     3,311,082      214,540     279,886     432,182      191,101      192,741      246,030     227,844
                         ------------  -----------  ---------- -----------  -----------  -----------  -----------  ----------
 Net investment income
  (loss)...............    (3,311,082)    (214,540)  2,022,374    (432,182)    (191,101)    (192,741)    (246,030)   (227,844)
Net Realized and
 Unrealized
 Gain (Loss) on
 Investments
 Net unrealized
  appreciation
  (depreciation)
  on investments:
 Beginning of period...   215,969,495    1,209,273          --  39,965,167   13,285,666   (3,807,527)  13,616,695   3,516,783
 End of period.........   275,479,001      (34,566)         --  54,991,573   17,764,355    1,604,301   21,369,327   6,250,210
                         ------------  -----------  ---------- -----------  -----------  -----------  -----------  ----------
 Net change in
  unrealized
  appreciation
  (depreciation).......    59,509,506   (1,243,839)         --  15,026,406    4,478,689    5,411,828    7,752,632   2,733,427
 Net realized gain
  (loss) on
  investments..........       (22,921)         992          --      33,125      244,711      (13,860)      17,588       1,971
                         ------------  -----------  ---------- -----------  -----------  -----------  -----------  ----------
 Net realized and
  unrealized gain
  (loss)
  on investments.......    59,486,585   (1,242,847)         --  15,059,531    4,723,400    5,397,968    7,770,220   2,735,398
                         ------------  -----------  ---------- -----------  -----------  -----------  -----------  ----------
Net Increase (Decrease)
 in Net Assets
 Resulting from
 Operations............  $ 56,175,503  $(1,457,387) $2,022,374 $14,627,349  $ 4,532,299  $ 5,205,227  $ 7,524,190  $2,507,554
                         ============  ===========  ========== ===========  ===========  ===========  ===========  ==========

* For the period April 30, 1999 (Commencement of Operations) through June 30, 1999.
                       See Notes to Financial Statements

--------------------------------------------------------------  ---------------------------------
                                                                                           MFS*
   U.S.                   Equity                     Venture        Bond        MFS*     Research
Government   Balanced     Growth     International    Value     Opportunities Investors  Managers
   Sub-        Sub-        Sub-      Magnum Equity    Sub-          Sub-        Sub-       Sub-
 Account     Account      Account    Sub- Account    Account       Account     Account   Account
----------  ----------  -----------  ------------- -----------  ------------- ---------  --------
 $     --   $       --  $        --   $       --   $        --    $     --    $     --   $     --
       --       46,863      408,608       38,884       398,526          --          --         --
 --------   ----------  -----------   ----------   -----------    --------    --------   --------
       --      (46,863)    (408,608)     (38,884)     (398,526)         --          --         --
   15,209    1,036,991   30,707,168      194,954    20,008,648     (46,594)         --         --
  (20,556)   1,563,048   49,749,552    1,041,829    38,023,955     (68,398)    115,757    270,617
 --------   ----------  -----------   ----------   -----------    --------    --------   --------
  (35,765)     526,057   19,042,384      846,875    18,015,307     (21,804)    115,757    270,617
     (929)      14,252       78,411        1,858       213,315        (927)       (789)       250
 --------   ----------  -----------   ----------   -----------    --------    --------   --------
  (36,694)     540,309   19,120,795      848,733    18,228,622     (22,731)    114,968    270,867
 --------   ----------  -----------   ----------   -----------    --------    --------   --------
 $(36,694)  $  493,446  $18,712,187   $  809,849   $17,830,096    $(22,731)   $114,968   $270,867
 ========   ==========  ===========   ==========   ===========    ========    ========   ========
                                     Variable
                                    Insurance
        Variable Insurance           Products
          Products Fund              Fund II
------------------------------------------------------------
  Equity-                  High       Asset
  Income     Overseas     Income     Manager
   Sub-        Sub-        Sub-        Sub-
  Account     Account    Account     Account       Total
----------- ----------- ----------- ----------- ------------
$ 7,478,140 $ 4,624,752 $1,147,254  $  713,060  $ 16,265,466
    458,897     306,394     37,927      33,938     6,825,443
----------- ----------- ----------- ----------- ------------
  7,019,243   4,318,358  1,109,327     679,122     9,440,023
 39,593,709  14,768,529   (611,552)  1,247,559   390,670,172
 53,369,139  18,618,610   (976,653)  1,073,258   540,184,358
----------- ----------- ----------- ----------- ------------
 13,775,430   3,850,081   (365,101)   (174,301)  149,514,186
  1,611,931     936,416    (46,738)      1,319     3,069,975
----------- ----------- ----------- ----------- ------------
 15,387,361   4,786,497   (411,839)   (172,982)  152,584,161
----------- ----------- ----------- ----------- ------------
$22,406,604 $ 9,104,855 $  697,488  $  506,140  $162,024,184
=========== =========== =========== =========== ============

                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Operations

For the Six Months Ended June 30, 1998 (Unaudited)



                                                                                             New England Zenith Fund
                          ------------------------------------------------------------------------------------------------
                            Capital        Bond      Money      Stock                    Midcap    Growth and     Small
                             Growth       Income     Market     Index       Managed      Value       Income        Cap
                              Sub-         Sub-       Sub-      Sub-         Sub-         Sub-        Sub-         Sub-
                            Account      Account    Account    Account      Account     Account      Account     Account
                          ------------  ----------  -------- -----------  -----------  ----------  -----------  ----------
Income
 Dividends..............  $         --  $       --  $971,841 $        --  $        --  $       --  $        --  $       --
Expense
 Mortality and expense
  risk charge (Note 3)..     2,784,860     202,973   165,082     276,495      151,716     173,987      255,357     285,589
                          ------------  ----------  -------- -----------  -----------  ----------  -----------  ----------
 Net investment income
  (loss)................    (2,784,860)   (202,973)  806,759    (276,495)    (151,716)   (173,987)    (255,357)   (285,589)
Net Realized and
 Unrealized Gain (Loss)
 on Investments
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of period....    91,366,363     892,059        --  19,889,059    9,447,437   6,964,381    6,858,665   5,422,058
 End of period..........   297,607,575   2,963,543        --  32,074,188   14,803,761   9,268,170   14,428,308   6,794,304
                          ------------  ----------  -------- -----------  -----------  ----------  -----------  ----------
 Net change in
  unrealized
  appreciation
  (depreciation)........   206,241,212   2,071,484        --  12,185,129    5,356,324   2,303,789    7,569,643   1,372,246
 Net realized gain
  (loss) on investments.     1,466,812         (68)       --      31,591       50,125      76,415        2,584       6,158
                          ------------  ----------  -------- -----------  -----------  ----------  -----------  ----------
 Net realized and
  unrealized gain (loss)
  on investments........   207,708,024   2,071,416        --  12,216,720    5,406,449   2,380,204    7,572,227   1,378,404
                          ------------  ----------  -------- -----------  -----------  ----------  -----------  ----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $204,923,164  $1,868,443  $806,759 $11,940,225  $ 5,254,733  $2,206,217  $ 7,316,870  $1,092,815
                          ============  ==========  ======== ===========  ===========  ==========  ===========  ==========

                       See Notes to Financial Statements

                                                                                                                  Variable
                                                                                                                  Insurance
                                                                                      Variable Insurance          Products
                                                                                        Products Fund              Fund II
----------  ----------------------------------------------------------------- ----------------------------------  ---------
   U.S.                   Equity     International   Venture        Bond        Equity-                  High       Asset
Government   Balanced     Growth     Magnum Equity    Value     Opportunities   Income     Overseas     Income     Manager
   Sub-        Sub-        Sub-          Sub-         Sub-          Sub-         Sub-        Sub-        Sub-       Sub-
 Account     Account      Account       Account      Account       Account      Account     Account    Account     Account
----------  ----------  -----------  ------------- -----------  ------------- ----------- ----------- ----------  ---------
 $     --   $       --  $        --   $       --   $        --    $     --    $ 8,088,940 $ 6,093,523 $1,064,286  $ 835,511
   20,617      128,723      358,984       86,003       414,040      66,219        445,981     279,956     33,345     23,328
 --------   ----------  -----------   ----------   -----------    --------    ----------- ----------- ----------  ---------
  (20,617)    (128,723)    (358,984)     (86,003)     (414,040)    (66,219)     7,642,959   5,813,567  1,030,941    812,183
   (1,916)     642,612    5,391,267     (155,005)   10,716,783      (2,256)    32,699,163  11,137,299    964,520    971,097
    5,865    1,185,532   19,216,205    1,388,469    18,647,606      20,352     37,913,096  17,413,048    330,148    761,729
 --------   ----------  -----------   ----------   -----------    --------    ----------- ----------- ----------  ---------
    7,781      542,920   13,824,938    1,543,474     7,930,823      22,608      5,213,933   6,275,749   (634,372)  (209,368)
        2        1,364        3,149        1,524         3,189          19        137,541     101,031      9,765          9
 --------   ----------  -----------   ----------   -----------    --------    ----------- ----------- ----------  ---------
    7,783      544,284   13,828,087    1,544,998     7,934,012      22,627      5,351,474   6,376,780   (624,607)  (209,359)
 --------   ----------  -----------   ----------   -----------    --------    ----------- ----------- ----------  ---------
 $(12,834)  $  415,561  $13,469,103   $1,458,995   $ 7,519,972    $(43,592)   $12,994,433 $12,190,347 $  406,334  $ 602,824
 ========   ==========  ===========   ==========   ===========    ========    =========== =========== ==========  =========

------------



   Total
------------
$ 17,054,101
   6,153,255
------------
  10,900,846
 203,203,586
 474,821,899
------------
 271,618,313
   1,891,210
------------
 273,509,523
------------
$284,410,369
============
                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Changes in Net Assets

For the Six Months Ended June 30, 2000

                    New England Zenith Fund
                    --------------------------------------------------------------------------------------------------------------
                                                                                                          Growth
                       Capital                                     Stock                     Midcap         and         Small
                        Growth      Bond Income  Money Market      Index        Managed       Value       Income         Cap
                         Sub-          Sub-          Sub-           Sub-         Sub-         Sub-         Sub-          Sub-
                       Account        Account       Account       Account       Account      Account      Account      Account
                    --------------  -----------  -------------  ------------  -----------  -----------  -----------  ------------
 From Operating
 Activities
 Net investment
 income (loss)....  $   (3,553,802) $  (246,580) $   2,016,954  $   (653,613) $  (221,836) $  (118,952) $  (321,503) $   (425,715)
 Net realized and
 unrealized gain
 (loss) on
 investments......     (69,541,076)   1,782,242             --      (617,413)     373,881     (427,725)  (3,191,105)    8,131,215
                    --------------  -----------  -------------  ------------  -----------  -----------  -----------  ------------
  Net increase
  (decrease) in
  net assets
  resulting
  from operations.     (73,094,878)   1,535,662      2,016,954    (1,271,026)     152,045     (546,677)  (3,512,608)    7,705,500
 From Policy-
 Related
 Transactions
 Net premiums
 transferred from
 New England Life
 Insurance
 Company
 (Note 4).........      67,876,159    6,212,323    109,814,307    18,950,701    6,010,682    3,410,544    9,269,201    10,020,412
 Net transfers
 (to) from other
 sub-accounts.....     (29,500,799)  (3,196,017)  (111,430,393)   12,490,740   (1,109,345)  (1,944,157)     508,020    25,867,621
 Net transfers
 (to) from New
 England Life
 Insurance
 Company..........     (66,588,669)  (4,753,280)   (72,609,032)  (15,659,235)  (4,781,559)  (1,773,852)  (1,049,349)  (12,113,962)
                    --------------  -----------  -------------  ------------  -----------  -----------  -----------  ------------
  Net Increase in
  net assets
  resulting from
  policy related
  transactions....     (28,213,310)  (1,736,974)   (74,225,118)   15,782,206      119,778     (307,464)   8,727,872    23,774,071
                    --------------  -----------  -------------  ------------  -----------  -----------  -----------  ------------
 Net increase
 (decrease) in
 net assets.......    (101,308,187)    (201,312)   (72,208,164)   14,511,180      271,823     (854,141)   5,215,264    31,479,571
 Net Assets, at
 beginning of the
 period...........   1,146,703,380   68,040,407    136,769,883   164,522,069   64,170,231   33,493,352   85,110,312    89,052,664
                    --------------  -----------  -------------  ------------  -----------  -----------  -----------  ------------
 Net Assets, at
 end of the
 period...........  $1,045,395,191  $67,839,095  $  64,561,719  $179,033,249  $64,442,054  $32,639,211  $90,325,576  $120,532,235
                    ==============  ===========  =============  ============  ===========  ===========  ===========  ============
                       U.S.                    Equity
                    Government  Balanced       Growth     International
                       Sub-       Sub-          Sub-      Magnum Equity
                     Account     Account      Account     Sub- Account
                    ---------- ------------ ------------- -------------
 From Operating
 Activities
 Net investment
 income (loss)....   $ (3,810) $   (57,847) $   (948,531)  $   (71,123)
 Net realized and
 unrealized gain
 (loss) on
 investments......     25,431     (629,899)   11,232,069      (307,219)
                    ---------- ------------ ------------- -------------
  Net increase
  (decrease) in
  net assets
  resulting
  from operations.     21,621     (687,746)   10,283,538      (378,342)
 From Policy-
 Related
 Transactions
 Net premiums
 transferred from
 New England Life
 Insurance
 Company
 (Note 4).........         --    1,974,382    25,358,073     2,009,583
 Net transfers
 (to) from other
 sub-accounts.....    (59,424)  (1,274,489)   58,640,768     2,681,369
 Net transfers
 (to) from New
 England Life
 Insurance
 Company..........       (595)    (779,415)  (11,357,110)   (1,183,161)
                    ---------- ------------ ------------- -------------
  Net Increase in
  net assets
  resulting from
  policy related
  transactions....    (60,019)     (79,522)   72,641,731     3,507,791
                    ---------- ------------ ------------- -------------
 Net increase
 (decrease) in
 net assets.......    (38,398)    (767,268)   82,925,269     3,129,449
 Net Assets, at
 beginning of the
 period...........    757,310   15,289,368   198,645,578    16,218,546
                    ---------- ------------ ------------- -------------
 Net Assets, at
 end of the
 period...........   $718,912  $14,522,100  $281,570,847   $19,347,995
                    ========== ============ ============= =============

*  For the period May 1, 2000 (Commencement of Operations) through June 30,
   2000.
                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company


For the Six Months Ended June 30, 2000 (Unaudited)

                                                                Metropolitan Series Fund
-----------------------------------------------------  ----------------------------------------------
                                                                    Large*   Russell*
  Venture          Bond                                              Cap       2000
   Value       Opportunities               Research     Mid-Cap*    Growth    Index    International*
    Sub-           Sub-       Investors    Managers       Sub-       Sub-      Sub-      Stock Sub-
  Account         Account    Sub-Account  Sub-Account   Account    Account   Account      Account
------------   ------------- -----------  -----------  ----------  --------  --------  --------------
$   (656,729)   $   (5,031)  $    (4,419) $    (9,722) $   (3,770) $   (424) $   (466)    $    --
  12,378,619        19,078    (4,461,038)  (4,161,252)    513,140    34,480    27,212         265
------------    ----------   -----------  -----------  ----------  --------  --------     -------
  11,721,890        14,047    (4,465,457)  (4,170,974)    509,370    34,056    26,746         265
  20,269,524           --        188,497      367,898     143,213    17,315     9,906         --
  24,986,853      (106,374)      786,881    4,024,385   6,560,309   873,288   548,968      41,986
 (20,817,240)        1,327     4,458,382    3,888,085    (600,604) (129,774)  306,741          --
------------    ----------   -----------  -----------  ----------  --------  --------     -------
  24,439,137      (105,047)    5,433,759    8,280,368   6,102,918   760,829   865,615      41,986
------------    ----------   -----------  -----------  ----------  --------  --------     -------
  36,161,027       (91,000)      968,303    4,109,394   6,612,288   794,885   892,361      42,251
 146,470,032     1,061,034       692,838      788,203          --        --        --          --
------------    ----------   -----------  -----------  ----------  --------  --------     -------
$182,631,059    $  970,034   $ 1,661,141  $ 4,897,597  $6,612,288  $794,885  $892,361     $42,251
============    ==========   ===========  ===========  ==========  ========  ========     =======
                                          Variable
                                          Insurance
                                          Products
  Variable Insurance Products Fund         Fund II
---------------------------------------- ------------ ---------------

  Equity-                                   Asset
Income Sub-     Overseas    High Income    Manager
  Account     Sub-Account   Sub-Account  Sub-Account      Total
------------- ------------- ------------ ------------ ---------------
$ 12,889,322  $ 15,588,436  $   954,291  $ 1,406,324  $   25,551,454
 (18,292,809)  (24,814,273)  (1,740,377)  (1,548,249)    (95,214,809)
------------- ------------- ------------ ------------ ---------------
  (5,403,487)   (9,225,837)    (786,086)    (141,925)    (69,663,355)
  13,004,707    10,296,804    1,443,406    1,127,732     307,775,369
  (9,279,231)   17,928,797      262,945    1,697,298              --
  (8,182,242)   34,695,196     (790,737)  (1,627,566)   (181,447,654)
------------- ------------- ------------ ------------ ---------------
  (4,456,766)   62,920,797      915,614    1,197,464     126,327,715
------------- ------------- ------------ ------------ ---------------
  (9,860,253)   53,694,959      129,528    1,055,539      56,664,367
 152,058,910   126,338,392   13,480,923   11,770,181   2,471,433,614
------------- ------------- ------------ ------------ ---------------
$142,198,657  $180,033,351  $13,610,451  $12,825,720  $2,528,097,981
============= ============= ============ ============ ===============


                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Changes in Net Assets

For the Six Months Ended June 30, 1999 (unaudited)

                                                                        New England Zenith Fund
                   ---------------------------------------------------------------------------------
                      Capital         Bond         Money         Stock                     Midcap
                       Growth        Income        Market        Index        Managed       Value
                        Sub-          Sub-          Sub-          Sub-         Sub-         Sub-
                      Account        Account      Account       Account       Account      Account
                   --------------  -----------  ------------  ------------  -----------  -----------
From Operating
 Activities
 Net investment
  income (loss)..  $   (3,311,082) $  (214,540) $  2,022,374  $   (432,182) $  (191,101) $  (192,741)
 Net realized and
  unrealized gain
  (loss) on
  investments....      59,486,585   (1,242,847)           --    15,059,531    4,723,400    5,397,968
                   --------------  -----------  ------------  ------------  -----------  -----------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations.....      56,175,503   (1,457,387)    2,022,374    14,627,349    4,532,299    5,205,227
From Policy-
 Related
 Transactions
 Net premiums
  transferred
  from New
  England Life
  Insurance
  Company
  (Note 4).......      69,661,120    6,207,119    89,198,640    13,620,891    5,649,915    3,388,153
 Net transfers
  (to) from other
  sub-accounts...       9,776,517    7,007,489   (76,169,924)   17,687,461    3,296,437   (1,782,040)
 Net transfers to
  (from) New
  England Life
  Insurance
  Company........     (77,330,034)  (8,066,179)   (5,681,230)  (15,448,448)  (6,012,588)  (2,902,937)
                   --------------  -----------  ------------  ------------  -----------  -----------
 Net Increase
  (decrease) in
  net assets
  resulting from
  policy related
  transactions...       2,107,603    5,148,429     7,347,486    15,859,904    2,933,764   (1,296,824)
                   --------------  -----------  ------------  ------------  -----------  -----------
 Net increase in
  net assets.....      58,283,106    3,691,042     9,369,860    30,487,253    7,466,063    3,908,403
Net Assets, at
 beginning of the
 period..........     974,704,592   57,816,044    85,330,924   100,709,791   53,249,987   32,711,062
                   --------------  -----------  ------------  ------------  -----------  -----------
Net Assets, at
 end of the
 period..........  $1,032,987,698  $61,507,086  $ 94,700,784  $131,197,044  $60,716,050  $36,619,465
                   ==============  ===========  ============  ============  ===========  ===========
                   -------------------------------------
                     Growth
                       and         Small        U.S.
                     Income         Cap      Government
                      Sub-         Sub-         Sub-
                     Account      Account     Account
                   ------------ ------------ -----------
From Operating
 Activities
 Net investment
  income (loss)..  $  (246,030) $  (227,844) $      ---
 Net realized and
  unrealized gain
  (loss) on
  investments....    7,770,220    2,735,398     (36,694)
                   ------------ ------------ -----------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations.....    7,524,190    2,507,554     (36,694)
From Policy-
 Related
 Transactions
 Net premiums
  transferred
  from New
  England Life
  Insurance
  Company
  (Note 4).......    7,516,046    9,037,307          --
 Net transfers
  (to) from other
  sub-accounts...    9,658,225   (4,211,738)    (86,921)
 Net transfers to
  (from) New
  England Life
  Insurance
  Company........   (7,520,124)  (5,601,369)    587,885
                   ------------ ------------ -----------
 Net Increase
  (decrease) in
  net assets
  resulting from
  policy related
  transactions...    9,654,147     (775,800)    500,964
                   ------------ ------------ -----------
 Net increase in
  net assets.....   17,178,337    1,731,754     464,270
Net Assets, at
 beginning of the
 period..........   58,951,793   63,798,887     691,612
                   ------------ ------------ -----------
Net Assets, at
 end of the
 period..........  $76,130,130  $65,530,641  $1,155,882
                   ============ ============ ===========

* For the period April 30, 1999 (Commencement of Operations) through June 30, 1999.
                       See Notes to Financial Statements

-----------   ----------------------------------------------------------------------------
                            International                  Bond                    MFS*
                 Equity        Magnum       Venture       Oppor-       MFS*      Research
 Balanced        Growth        Equity        Value       tunities   Investors    Managers
   Sub-           Sub-          Sub-          Sub-         Sub-        Sub-        Sub-
  Account       Account        Account      Account      Account     Account     Account
-----------   ------------  ------------- ------------  ----------  ----------  ----------
$   (46,863)  $   (408,608)  $   (38,884) $   (398,526) $       --  $       --  $       --
    540,309     19,120,795       848,733    18,228,622     (22,731)    114,968     270,867
-----------   ------------   -----------  ------------  ----------  ----------  ----------
    493,446     18,712,187       809,849    17,830,096     (22,731)    114,968     270,867
  2,061,308     13,616,451     1,674,473    15,078,216          --   5,000,867   5,005,249
  1,294,388     27,827,472       556,511     8,503,261      20,487     104,592      88,526
 (1,820,247)   (15,796,107)   16,527,006   (18,742,427)  4,535,893    (115,124)   (107,811)
-----------   ------------   -----------  ------------  ----------  ----------  ----------
  1,535,449     25,647,816    18,757,990     4,839,050   4,556,380   4,990,335   4,985,964
-----------   ------------   -----------  ------------  ----------  ----------  ----------
  2,028,895     44,360,003    19,567,839    22,669,146   4,533,649   5,105,303   5,256,831
 12,476,648     90,873,849    10,318,556    95,272,468   1,090,654          --          --
-----------   ------------   -----------  ------------  ----------  ----------  ----------
$14,505,543   $135,233,852   $29,886,395  $117,941,614  $5,624,303  $5,105,303  $5,256,831
===========   ============   ===========  ============  ==========  ==========  ==========
              Variable                   Variable
             Insurance                   Insurance
              Products                   Products
                Fund                      Fund II
---------------------------------------  ---------   ---------------
  Equity-                     High         Asset
   Income      Overseas      Income       Manager
    Sub-         Sub-         Sub-         Sub-
  Account       Account      Account      Account        Total
------------- ------------ ------------ ------------ ---------------
$  7,019,243  $ 4,318,358  $ 1,109,327  $   679,122  $    9,440,023
  15,387,361    4,786,497     (411,839)    (172,982)    152,584,161
------------- ------------ ------------ ------------ ---------------
  22,406,604    9,104,855      697,488      506,140     162,024,184
  13,735,230    8,419,606    1,730,200    1,038,381     271,639,172
  (2,922,186)  (2,711,707)     775,727    1,287,423              --
 (16,968,471)  (9,693,102)  (1,693,729)  (1,498,149)   (173,347,291)
------------- ------------ ------------ ------------ ---------------
  (6,155,427)  (3,985,203)     812,198      827,655      98,291,881
------------- ------------ ------------ ------------ ---------------
  16,251,177    5,119,652    1,509,686    1,333,795     260,316,065
 138,553,401   84,273,799    9,988,955    8,187,191   1,879,000,212
------------- ------------ ------------ ------------ ---------------
$154,804,578  $89,393,451  $11,498,641  $ 9,520,986  $2,139,316,277
============= ============ ============ ============ ===============

                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Statement of Changes in Net Assets

For the Six Months Ended June 30, 1998 (Unaudited)



                                                                                             New England Zenith Fund
                   --------------------------------------------------------------------------------------------------------

                     Capital        Bond         Money         Stock                    Midcap     Growth and      Small
                      Growth       Income        Market        Index       Managed       Value       Income         Cap
                       Sub-         Sub-          Sub-         Sub-         Sub-         Sub-         Sub-         Sub-
                     Account       Account      Account       Account      Account      Account      Account      Account
                   ------------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
From Operating
 Activities
 Net investment
  income (loss)..  $ (2,784,860) $  (202,973) $    806,759  $  (276,495) $  (151,716) $  (173,987) $  (255,357) $  (285,589)
 Net realized and
  unrealized gain
  (loss) on
  investments....   207,708,024    2,071,416            --   12,216,720    5,406,449    2,380,204    7,572,227    1,378,404
                   ------------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations        204,923,164    1,868,443       806,759   11,940,225    5,254,733    2,206,217    7,316,870    1,092,815
From Policy-
 Related
 Transactions
 Net premiums
  transferred
  from New
  England Life
  Insurance
  Company (Note
  4).............    62,883,281    4,994,275    77,657,596    6,651,086    3,106,834    4,053,663    4,395,263    8,349,967
 Net transfers
  (to) from other
  sub-accounts...     7,597,936    2,658,086   (65,923,334)  11,634,135    1,537,321      260,118    6,395,728    6,579,519
 Net transfers to
  (from) New
  England Life
  Insurance
  Company........   (70,486,790)  (3,001,883)   (8,236,024)  (8,692,565)  (3,175,227)  (2,189,457)  (4,042,105)  (4,660,182)
                   ------------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
 Net Increase
  (decrease) in
  net assets
  resulting from
  policy related
  transactions...        (5,573)   4,650,478     3,498,238    9,592,656    1,468,928    2,124,324    6,748,886   10,269,304
                   ------------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
 Net increase in
  net assets.....   204,917,591    6,518,921     4,304,997   21,532,881    6,723,661    4,330,541   14,065,756   11,362,119
Net Assets, at
 beginning of the
 period..........   691,641,608   41,515,700    33,105,424   57,550,836   38,540,384   31,066,603   31,767,670   47,510,435
                   ------------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
Net Assets, at
 end of the
 period..........  $896,559,199  $48,034,621  $ 37,410,421  $79,083,717  $45,264,045  $35,397,144  $45,833,426  $58,872,554
                   ============  ===========  ============  ===========  ===========  ===========  ===========  ===========

                       See Notes to Financial Statements

                                                                                                                        Variable
                                                                                                                       Insurance
                                                                                        Variable Insurance              Products
                                                                                           Products Fund                Fund II
----------   ------------------------------------------------------------------ -------------------------------------  ----------
                                      International
   U.S.                    Equity        Magnum       Venture         Bond        Equity-                     High       Asset
Government    Balanced     Growth        Equity        Value      Opportunities    Income      Overseas      Income     Manager
   Sub-         Sub-        Sub-          Sub-          Sub-          Sub-          Sub-         Sub-         Sub-        Sub-
 Account      Account      Account       Account      Account        Account      Account       Account     Account     Account
----------   ----------  -----------  ------------- ------------  ------------- ------------  -----------  ----------  ----------
$  (20,617)  $ (128,723) $  (358,984)  $  (86,003)  $   (414,040)  $  (66,219)  $  7,642,959  $ 5,813,567  $1,030,941  $  812,183
     7,783      544,284   13,828,087    1,544,998      7,934,012       22,627      5,351,474    6,376,780    (624,607)   (209,359)
----------   ----------  -----------   ----------   ------------   ----------   ------------  -----------  ----------  ----------
   (12,834)     415,561   13,469,103    1,458,995      7,519,972      (43,592)    12,994,433   12,190,347     406,334     602,824
        --    1,421,932    8,555,151    1,469,538     10,658,400           --     12,774,065    8,647,052   1,072,687     917,268
   150,047    1,509,132    4,631,921      362,342     15,033,152      535,135      4,704,188      267,955   1,650,296     416,323
   797,327     (810,983)  (6,492,859)    (861,730)   (11,013,992)   1,991,149     (9,433,534)  (6,471,362)   (886,540)   (633,643)
----------   ----------  -----------   ----------   ------------   ----------   ------------  -----------  ----------  ----------
   947,374    2,120,081    6,694,213      970,150     14,677,560    2,526,284      8,044,719    2,443,645   1,836,443     699,948
----------   ----------  -----------   ----------   ------------   ----------   ------------  -----------  ----------  ----------
   934,540    2,535,642   20,163,316    2,429,145     22,197,532    2,482,692     21,039,152   14,633,992   2,242,777   1,302,772
   161,183    6,875,248   41,937,060    7,133,037     51,416,733      587,737    107,331,321   67,825,320   7,180,273   5,448,878
----------   ----------  -----------   ----------   ------------   ----------   ------------  -----------  ----------  ----------
$1,095,723   $9,410,890  $62,100,376   $9,562,182   $ 73,614,265   $3,070,429   $128,370,473  $82,459,312  $9,423,050  $6,751,650
==========   ==========  ===========   ==========   ============   ==========   ============  ===========  ==========  ==========

---------------



    Total
---------------
$   10,900,846
   273,509,523
---------------
   284,410,369
   217,608,058
            --
  (138,300,400)
---------------
    79,307,658
---------------
   363,718,027
 1,268,595,450
---------------
$1,632,313,477
===============

                       See Notes to Financial Statements

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements

1. Nature of Business. New England Variable Life Separate Account (the "Account") of New England Life Insurance Company ("NELICO") was established by NELICO's Board of Directors on January 31, 1983 in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the Account are owned by NELICO. The net assets of the Account are restricted from use in the ordinary business of NELICO. NELICO is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Sub-Accounts. The Account has twenty-four investment sub-accounts each of which invest in the shares of one portfolio of the New England Zenith Fund ("Zenith Fund"), the Metropolitan Series Fund, Inc., the Variable Insurance Products Fund or the Variable Insurance Products Fund II. The portfolios of the Zenith Fund, the Metropolitan Series Fund, Inc., the Variable Insurance Products Fund and the Variable Insurance Products Fund II in which the sub-accounts invest are referred to herein as the "Eligible Funds". The Zenith Fund, Metropolitan Series Fund, Inc., the Variable Insurance Products Fund and the Variable Insurance Products Fund II are open-end management investment companies. The Account purchases or redeems shares of the Eligible Funds based on the amount of net premiums invested in the Account, transfers among the sub-accounts, policy loans, surrender payments, and death benefit payments. The values of the shares of the Eligible Funds are determined as of the close of the New York Stock Exchange (normally 4:00 p.m. EST) on each day the Exchange is open for trading. Realized gains and losses on the sale of Eligible Funds' shares are computed on the basis of identified cost on the trade date. Income from dividends is recorded on the ex-dividend date. Charges for investment advisory fees and other expenses are reflected in the carrying value of the assets of the Eligible Funds.

3. Mortality and Expense Risk Charges. NELICO charges the Account for the mortality and expense risk NELICO assumes. The mortality risk assumed by NELICO is the risk that insureds may live for shorter periods of time than NELICO estimated when setting its cost of insurance charges. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative charges may prove insufficient to cover actual cost. If these deductions are insufficient to cover the cost of the mortality and expense risk assumed by NELICO, NELICO absorbs the resulting losses and makes sufficient transfers to the Fund from its general assets. Conversely, if those deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, the excess is retained by NELICO. Under some versions of the policies the charge is assessed daily against Account assets and under others it is deducted monthly from policy cash values. The rate of the charge varies by policy version.

4. Net Premium Transfers and Deductions from Cash Value. Certain deductions are made from each premium payment paid to NELICO to arrive at a net premium that is transferred to the Account. Certain deductions are made from cash value in the sub-accounts. These deductions, depending on the policy, could include sales load, administrative charges, premium tax charges, risk charges, cost of insurance charges, and charges for rider benefits and special risk charges.

5. Federal Income Taxes. For federal income tax purposes the Account's operations are included with those of NELICO. NELICO intends to make appropriate charges against the Account in the future if and when tax liabilities arise.

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements--(Continued)


6. Investment Advisers. The adviser and sub-adviser for each series of the Zenith Fund are listed in the chart below. New England Investment Management, Inc. (formerly, TNE Advisers, Inc.), which is an indirect subsidiary of NELICO, Capital Growth Management Limited Partnership ("CGM"), and each of the sub-advisers are registered with the Securities and Exchange Commission as investment advisers under the Investment Advisers Act of 1940.

        Series                           Adviser                           Sub-Adviser
        ------           --------------------------------------- --------------------------------
Capital Growth           CGM*                                                   --
Back Bay Advisors Money
 Market                  New England Investment Management, Inc. Back Bay Advisors, L.P.*
Back Bay Advisors Bond
 Income                  New England Investment Management, Inc. Back Bay Advisors, L.P.*
Back Bay Advisors
 Managed                 New England Investment Management, Inc. Back Bay Advisors, L.P.*
Westpeak Stock Index                                             Westpeak Investment Advisors,
                         New England Investment Management, Inc.  L.P.*
Westpeak Growth and                                              Westpeak Investment Advisors,
 Income                  New England Investment Management, Inc.  L.P.*
Harris Oakmark Mid Cap
 Value                   New England Investment Management, Inc. Harris Associates L.P.*
Loomis Sayles Small Cap  New England Investment Management, Inc. Loomis, Sayles & Company, L.P.*
Balanced                                                         Wellington Management Company,
                         New England Investment Management, Inc.  LLP
Morgan Stanley
 International Magnum    New England Investment Management, Inc. Morgan Stanley Dean Witter
 Equity                                                           Investment Management Inc.
Davis Venture Value      New England Investment Management, Inc. Davis Selected Advisers, L.P.
Alger Equity Growth      New England Investment Management, Inc. Fred Alger Management, Inc.
Salomon Brothers U.S.                                            Salomon Brothers Asset
 Government              New England Investment Management, Inc.  Management Inc
Salomon Brothers
 Strategic Bond                                                  Salomon Brothers Asset
 Opportunities           New England Investment Management, Inc.  Management Inc
MFS Investors                                                    Massachusetts Financial Services
                         New England Investment Management, Inc.  Company
MFS Research Managers                                            Massachusetts Financial Services
                         New England Investment Management, Inc.  Company

* An affiliate of NELICO

The Harris Oakmark Mid Cap Value Series' sub-adviser was Loomis Sayles until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co. became the sub-adviser. Harris Associates became the sub-adviser on May 1, 2000. The Balanced Series' sub-adviser was Loomis Sayles until May 1, 2000, when Wellington Management Company became sub-adviser.

Metropolitan Life Insurance Company is investment adviser for the Metropolitan Series Fund Portfolios. Putnam Investment Management, Inc. is the sub-investment manager of the Putnam Large Cap Growth Portfolio and the Putnam International Stock Portfolio. Janus Capital Corporation is the sub-investment manager of the Janus Mid Cap Portfolio.

Fidelity Management & Research Company is the investment adviser for the Variable Insurance Products Fund and Variable Insurance Products Fund II.

New England Variable Life Separate Account of
New England Life Insurance Company

Notes to Financial Statements--(Continued)


7. Investment Purchases and Sales. The following table shows the aggregate cost of Eligible Fund shares purchased and proceeds from the sales of Eligible Fund shares for each sub-account for the six months ended June 30, 2000:

                                                       Purchases      Sales
                                                      ------------ ------------
   Capital Growth Series                              $119,378,688 $157,635,711
   Back Bay Advisors Money Market Series               169,558,961  247,189,755
   Back Bay Advisors Bond Income Series                 15,231,620   17,532,861
   Back Bay Advisors Managed Series                     11,487,486   11,116,143
   Westpeak Stock Index Series                          54,692,857   36,852,066
   Westpeak Growth and Income Series                    21,554,836   16,918,012
   Harris Oakmark Midcap Value Series                    7,672,459    8,207,627
   Loomis Sayles Small Cap Series                       45,738,922   17,664,301
   Balanced Series                                       4,669,110    5,496,310
   Morgan Stanley International Magnum Equity Series     8,254,332    4,464,561
   Davis Venture Value Series                           60,945,466   27,686,551
   Alger Equity Growth Series                          119,376,565   34,651,313
   Salomon Bothers U.S. Government Series                  474,592      542,916
   Salomon Bothers Strategic Bond Opportunities
    Series                                                 348,546      466,811
   MFS Investors Series                                  1,357,826      269,464
   MFS Research Managers Series                          4,975,647      695,959
   Putnam International Stock Portfolio*                    41,986           --
   Putnam Large Cap Growth Portfolio*                      901,746       10,719
   Janus Mid Cap Portfolio*                              7,059,490      170,957
   Russell 2000 Index Portfolio*                           935,359        4,814
   VIP Equity-Income Portfolio                          23,199,762   28,937,980
   VIP Overseas Portfolio                               86,046,720   20,744,719
   VIP High Income Portfolio                             4,552,528    3,591,301
   VIP II Asset Manager Portfolio                        5,262,174    3,983,574

* For the period May 1, 2000 (Commencement of Operations) to June 30, 2000.

                                                                     PRSRT STD
[LOGO OF NEW ENGLAND FINANCIAL]                                         U.S.
                                                                      POSTAGE
                                                                        PAID
                                                                     LANCASTER,
                                                                     PA PERMIT
                                                                        1403

NEW ENGLAND LIFE INSURANCE COMPANY
501 BOYLSTON STREET
BOSTON, MASSACHUSETTS 02116


EQUAL OPPORTUNITY EMPLOYER M/F
(C) 2000 NEW ENGLAND LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

This booklet has been prepared for variable contract owners of New England Life Insurance Company, Boston, MA.


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